Share-Based Compensation - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands					1 Months Ended			6 Months Ended				12 Months Ended
	Jan. 17, 2020 CNY (¥) shares	Oct. 31, 2019	Feb. 22, 2019 CNY (¥) shares	Feb. 22, 2019 USD ($) $ / shares shares	Oct. 31, 2017 shares	Oct. 31, 2016 $ / shares shares	Jun. 30, 2016 CNY (¥) shares	Jun. 30, 2020 CNY (¥) shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 shares	Oct. 29, 2019 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense								¥ 229,795	$ 32,525	¥ 514,664		¥ 515,203
Estimated fair value of Company's ordinary shares | $ / shares						$ 0.77
Common shares, par value | $ / shares									$ 0.0001				$ 0.0001		$ 0.0001		$ 0.0001
Number of additional shares authorized								91,051	91,051
Third Venture [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares issued																		369,301
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense								¥ 97,071	$ 13,739	514,356		514,733
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense								132,724	$ 18,786	308		470
Founders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares issued																		4,019,554
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, stock options granted exercise price | $ / shares				$ 5.63
Common shares, par value | $ / shares																			$ 0.0001
Stock options, repurchased during the period, average price | $ / shares				$ 5.63
Stock options, repurchased during the period, total consideration			¥ 148,308	$ 21,902
Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense								0		1,026		1,566	$ 222	¥ 3,520		¥ 7,039
Restricted Shares [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense										718		1,096	155	2,464		4,927
Restricted Shares [Member] | Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense										308		470	67	¥ 1,056		¥ 2,112
Restricted Shares [Member] | Founders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥							¥ 18,700
Number of shares granted							3,650,253
Number of shares cancelled						87,441
Number of shares outstanding						3,932,113
Ordinary shares held, restriction percentage						70.00%
Share based payment award, vesting period		3 years				3 years
Restricted Shares [Member] | Founders [Member] | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage						20.00%
Restricted Shares [Member] | Founders [Member] | Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage						20.00%
Restricted Shares [Member] | Founders [Member] | Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage						30.00%
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, stock options surrendered, exercise price | $ / shares																	1.0
Stock options exercisable									4,061,176
Employee Stock Option [Member] | Director [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense										¥ 148,308	$ 21,902	¥ 148,308	$ 21,902
Employee Stock Option [Member] | Lei Fang [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, stock options surrendered																130,000
2019 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥								¥ 299
Share based payment award, maximum shares authorized													100,000
Share based payment award, stock options granted								72,000	72,000
Stock options granted								72,000	72,000
Stock options, exercise price | $ / shares									$ 6.09
2017 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	9,609,084
Share based payment award, maximum shares authorized					13,376,865
Share based payment award, stock options surrendered, exercise price | $ / shares									$ 1.00				$ 1.00		1.00
Share based payment award, stock options granted												640,000	640,000	1,470,000		11,051,230
Share based payment award, stock options granted exercise price | $ / shares													$ 1.00		1.00		1.00
Stock options, repurchased during the period												3,435,215	3,435,215
Stock options, repurchased during the period, average price | $ / shares													$ 1.00
Employee stock option issued to the employee													640,000
Stock options granted												640,000	640,000	1,470,000		11,051,230
Stock options exercisable									4,061,176
Number of shares unvested	332,566							329,377	329,377			397,500	397,500	226,000
Total number of shares unvested	332,566							329,377	329,377			397,500	397,500	226,000
2017 Plan [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥								¥ 53,362
2017 Plan [Member] | Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥								¥ 66,837
2017 Plan [Member] | Senior Management Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares unvested	83,142
Total number of shares unvested	83,142
2017 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥												¥ 0		¥ 0		¥ 0
Share based payment award, vesting percentage					50.00%
Share based payment award, vesting period					3 years
Share based payment award, stock options granted												640,000	640,000	1,470,000		11,051,230
Share based payment award, stock options granted exercise price | $ / shares													$ 1		$ 1		$ 1
Stock options granted												640,000	640,000	1,470,000		11,051,230
2017 Plan [Member] | Employee Stock Option [Member] | Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage					50.00%
2017 Plan [Member] | Employee Stock Option [Member] | Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage					50.00%
2018 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	¥ 91,051												$ 0
Number of shares granted	11,005,888
Share based payment award, maximum shares authorized			14,005,745	14,005,745									15,452,620
Share based payment award, stock options granted												13,991,528	13,991,528
Share based payment award, stock options granted exercise price | $ / shares													$ 1.00
Stock options, repurchased during the period												454,940	454,940
Stock options, repurchased during the period, average price | $ / shares													$ 1.00
Stock options granted												13,991,528	13,991,528
Stock options exercisable									9,565,171				10,438,088
Number of shares unvested								11,005,888	11,005,888
Total number of shares unvested								11,005,888	11,005,888
2018 Plan [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥								¥ 43,410				¥ 365,329
2018 Plan [Member] | Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥								¥ 65,887
2018 Plan [Member] | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage			50.00%	50.00%
2018 Plan [Member] | Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage			50.00%	50.00%
2018 Plan [Member] | Dr. Zang [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, stock options granted exercise price | $ / shares				$ 1.0
2018 Plan [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Options, Vested And Exercisable Number			10,893,028	10,893,028
2018 Plan [Member] | Senior Management Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares unvested	2,544,917							2,544,917	2,544,917
Total number of shares unvested	2,544,917							2,544,917	2,544,917
2018 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting period			2 years	2 years
Amended 2017 Plan [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, repurchased during the period			3,435,215	3,435,215
Share Options, Vested And Exercisable Number			3,435,215	3,435,215
2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, maximum shares authorized													100,000
Share based payment award, stock options granted								72,000	72,000
Share based payment award, stock options granted exercise price | $ / shares									$ 6.09
Stock options granted								72,000	72,000